Reserves	12 Months Ended
Dec. 31, 2011
Reserves
Reserves

10. RESERVES

The following table provides reserve information of the Company's major product lines at the dates shown:

	December 31, 2011				December 31, 2010
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts
Preneed funeral life insurance policies and investment-type annuity contracts	$1,057,773	$455	$3,264	$3,490	$1,119,089	$842	$3,276	$1,641
Life insurance no longer offered	273,920	582	852	4,159	280,295	601	954	33
FFG, LTC and other disposed businesses	1,507,307	19,629	164,302	14,727	1,476,481	19,821	123,356	13,356
All other	7,881	247	16,480	6,824	5,661	323	18,339	5,073
Short Duration Contracts
Group term life	—	4,128	198,067	35,503	—	4,404	196,246	34,997
Group disability	—	2,320	1,159,280	129,190	—	2,288	1,167,538	147,389
Medical	—	793	1,755	2,253	—	1,713	1,704	6,611
Dental	—	4,055	1,811	16,486	—	3,868	2,016	17,020
Credit life and disability	—	3	—	1,663	—	2	—	1,590
All other	—	79	—	471	—	9	111	—
Total	$2,846,881	$32,291	$1,545,811	$214,766	$2,881,526	$33,871	$1,513,540	$227,710

The following table provides a roll forward of the Company's product lines with the most significant claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability
Balance as of December 31, 2008, gross of reinsurance	$238,345	$1,395,127
Less: Reinsurance ceded and other (1)	(1,234)	(31,647)
Balance as of January 1, 2009, net of reinsurance	237,111	1,363,480
Incurred losses related to:
Current year	138,168	300,046
Prior year's interest	8,299	60,625
Prior year (s)	(22,243)	(75,016)
Total incurred losses	124,224	285,655
Paid losses related to:
Current year	83,520	69,424
Prior year (s)	39,399	264,809
Total paid losses	122,919	334,233
Balance as of December 31, 2009, net of reinsurance	238,416	1,314,902
Plus: Reinsurance ceded and other (1)	1,384	32,468
Balance as of December 31, 2009, gross of reinsurance	239,800	1,347,370
Less: Reinsurance ceded and other (1)	(1,384)	(32,468)
Balance as of January 1, 2010, net of reinsurance	238,416	1,314,902
Incurred losses related to:
Current year	131,507	341,152
Prior year's interest	8,017	57,312
Prior year (s)	(24,063)	(79,457)
Total incurred losses	115,461	319,007
Paid losses related to:
Current year	81,187	66,432
Prior year (s)	44,158	286,271
Total paid losses	125,345	352,703
Balance as of December 31, 2010, net of reinsurance	228,532	1,281,206
Plus: Reinsurance ceded and other (1)	2,711	33,721

	Group Term Life	Group Disability
Balance as of December 31, 2010 gross of reinsurance	$231,243	$1,314,927
Less: Reinsurance ceded and other (1)	(2,711)	(33,721)
Balance as of January 1, 2011, net of reinsurance	228,532	1,281,206
Incurred losses related to:
Current year	140,537	314,115
Prior year's interest	7,723	56,778
Prior year (s)	(21,560)	(64,669)
Total incurred losses	126,700	306,224
Paid losses related to:
Current year	86,181	63,057
Prior year (s)	38,590	268,612
Total paid losses	124,771	331,669
Balance as of December 31, 2011, net of reinsurance	230,461	1,255,761
Plus: Reinsurance ceded and other (1)	3,109	32,709
Balance as of December 31, 2011 gross of reinsurance	$233,570	$1,288,470

(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Short Duration Contracts

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, vision and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior years" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior years" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The group term life case and IBNR reserve redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group disability case and IBNR reserves show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.

The Company's group disability products include short and long term disability coverage. Case and IBNR reserves for long-term disability claims incurred in 2011 have been discounted at 4.75% while these claims incurred amounts in 2010 and earlier have been discounted at 5.25%. The December 31, 2011 and 2010 liabilities net of reinsurance include $1,228,356 and $1,252,814, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2011 and 2010 are $414,145 and $439,537 respectively.

Long Duration Contracts

The Company's long duration contracts are primarily comprised of preneed life insurance policies and annuity policies, life insurance policies (no longer offered), and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Preneed Business

Interest and discount rates for preneed life insurance vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2011 and 2010 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in both 2011 and 2010.

Interest and discount rates for traditional life insurance (no longer offered) vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2011 and 2010 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2011 and 2010.

Mortality assumptions are based upon pricing assumptions and modified to allow for provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.

Future policy benefit increases on preneed life insurance policies ranged from 1.0% to 7.0% in 2011 and 2010. Some policies have future policy benefit increases that are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2011 and 2010 with the exception of most policies issued in 2005 through 2007 where the assumption was 2.3%.

The reserves for preneed annuities are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 1.5% to 5.5% in 2011 and 2010. Withdrawal charges, if any, can range from 7.0% to 0.0% and grade to zero over a period of seven years.

FFG and LTC

The reserves for businesses previously disposed of by FFG and LTC are included in the Company's reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 9 for further information.